Inventory	12 Months Ended
Mar. 31, 2018
Classes Of Inventories [Abstract]
Inventory
6.	Inventory

Inventory was comprised of the following items:

	March 31,	March 31,
	2018	2017
Dry Cannabis
Finished goods	$14,114	$2,478
Work-in-process	51,309	33,418
	65,423	35,896
Cannabis Oils
Finished goods	9,624	2,085
Work-in-process	20,574	5,492
	30,198	7,577

Capsules - Finished goods	2,705	-
Seeds - Finished goods	63	74
	2,768	74

	98,389	43,547
Product for resale (vaporizers and other)	571	1,017
Supplies and consumables	2,647	1,417

	$101,607	$45,981

Inventories expensed during the year ended March 31, 2018, was $92,683 (year ended March 31, 2017 - $39,210).

The fair value changes in biological assets included in inventory sold and other inventory charges of $66,268 consists of fair value changes in biological assets included in inventory sold of $40,509 and other inventory charges of $25,759. Included in other inventory charges is a net realizable value adjustment for anticipated price changes of $8,431 and inventory write-offs of $7,903.